LEASES	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
LEASES	LEASES

The Company is obligated under various leases for office spaces and office equipment.

Movements in right-of-use assets and lease liabilities as of December 31, 2023 and 2022 were as follows:

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2023	108,610	19,243	19,458	147,311
Additions	6,735	206	3,383	10,324
Additions from business combinations (note 26.2)	3,740	—	—	3,740
Disposals	(2,543)	—	—	(2,543)
Depreciation (note 6)	(25,680)	(3,265)	(11,037)	(39,982)
Foreign currency translation	550	—	—	550
December 31, 2023	91,412	16,184	11,804	119,400

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2022	104,565	22,104	17,912	144,581
Additions	22,403	320	11,809	34,532
Additions from business combinations (note 26.2)	3,624	—	—	3,624
Depreciation (note 6)	(21,800)	(3,181)	(10,263)	(35,244)
Foreign currency translation	(182)	—	—	(182)
December 31, 2022	108,610	19,243	19,458	147,311

Lease liabilities

	As of December 31,
	2023	2022
Balance at beginning of year	135,138	134,485
Additions (1)	10,324	36,090
Additions from business combinations (note 26.2)	3,893	3,792
Foreign exchange difference (1)	8,256	(7,976)
Foreign currency translation (2)	351	(689)
Interest expense (1)	6,319	6,822
Payments (2)	(44,833)	(37,386)
Disposals	(712)	—
Balance at end of year	118,736	135,138

(1) Non-cash transactions.
(2) Cash transactions.

The Company has some lease contracts that have not yet commenced as of December 31, 2023 and 2022 . The future lease payments for these lease contracts are disclosed as follows:

As of December 31, 2023
Year	Amount
2024	1,968
2025	1,968
2026	1,968
2027	1,968
2028	1,968

As of December 31, 2022
Year	Amount
2023	207
2024	311
2025	311
2026	311
2027	311
2028	104
The outstanding balance of the lease liabilities as of December 31, 2023 and 2022 is as follows:

	As of December 31,
	2023	2022
Lease liabilities
Current	47,852	37,681
Non-current	70,884	97,457
TOTAL	118,736	135,138

The maturity analysis of lease liabilities is presented in note 29.5.
The expense related to short-term and low-value leases was not material.